UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Strategic Income Fund

Semiannual Report
11.30.06

TABLE OF CONTENTS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 18

Notes to financial
statements
page 26

For more information
page 40

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of November 30, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks high current income by normally investing primarily in foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities and U.S. high yield bonds.

Over the last six months

► Bonds around the world rallied amid hope that U.S. interest rate hikes would cease.

► High-yielding bonds were significant contributors to performance, although the Fund’s underweighting in them relative to competitors muted performance.

► Fund performance was bolstered by its stake in stocks and unhedged European government bond holdings, but hurt by its lessened interest rate sensitivity.

Top 10 issuers

Government of Canada	18.1%	Government of Australia	4.2%

United States Treasury	6.2%	Countrywide Home Loans	4.2%

Government of Norway	5.4%	Federal Home Loan Mortgage Corp.	3.8%

Bonos Y Oblig Del Estado	5.0%	Government of Germany	3.8%

Province of Ontario	4.3%	Government of Ireland	3.1%

As a percentage of net assets on November 30, 2006.

Managers’ report

John Hancock

Strategic Income Fund

On August 31, 2006, Frederick L. Cavanaugh retired from MFC Global Investment
Management (U.S.), LLC, the Fund’s subadviser, after almost 20 years with the firm.

Bond markets around the world posted solid gains for the six-month period ended November 30, 2006. The period began on a bit of a troublesome note amid heightened global bond market volatility, as investors balanced their hopes that the world’s central banks would cease raising interest rates with their fears of strong economic growth and inflationary pressures. But the U.S. Federal Reserve Board raised rates at its 17th straight Open Market Committee Meeting since June 2004, bringing the Federal Funds target rate — the interest rate that banks charge each other on overnight transactions — to 5.25% . At the time, inflation, which eats away at bond returns, was still a worry. But in August, global bonds began to stage a solid rally that lasted throughout much of the remainder of the period as a downturn in the housing market and other signs of a slowing economy eased interest rate and inflation worries. The Fed took at pause from raising short-term interest rates at its August, September and October meetings, prompting speculation among some investors and economists that the Fed will begin to cut rates in early 2007.

Against that backdrop, domestic high yield corporate bonds led the global bond market higher during the six-month period, fueled by

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE AND WHAT’S BEHIND THE NUMBERS

High-yield	▲	Strong demand from yield-hungry investors boosts sector
corporate bonds

Brazil bonds	▲	High oil prices help boost economy and fiscal condition of the country

Duration	▼	Fund’s lessened interest rate sensitivity mutes returns during market rally

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Daniel S. Janis, III, John F. Iles and Barry H. Evans, CFA

continued solid global economic conditions. Additionally, investors’ seemingly insatiable appetite for high-yielding securities of all types resulted in strong demand for high yield bonds, as they were emboldened by low default rates and healthy corporate balance sheets. In essence, investors continued to indicate their confidence in the health of U.S. companies and their ability to repay debt. Non-U.S. dollar-denominated foreign government bonds also performed well as inflation remained contained thanks in large measure to moderating energy prices. U.S. government securities also fared well, buoyed by the growing consensus that the Fed’s next move would be to lower, rather than raise, U.S. interest rates.

“Bond markets around the
world posted solid gains for
the six-month period ended
November 30, 2006.”

Fund performance

For the six months ended November 30, 2006, John Hancock Strategic Income Fund’s Class A, Class B, Class C, Class I and Class R shares posted total returns of 3.61%, 3.28%, 3.25%, 3.81% and 3.49%, respectively, at net asset value. Those returns compared with the 5.90% return of the average multi-sector bond fund, according to Morningstar, Inc.1 In the same period, the Merrill Lynch AAA U.S. Treasury/Agency Master Index returned 5.44%, the Merrill Lynch High Yield Master II Index returned 6.85% and the Citigroup World Government Bond Index returned 4.13% . Going forward, the Fund has switched its benchmark index to the broad-based Lehman Brothers Aggregate Bond Index, which returned 5.93% . Keep in mind that your net asset value will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

Strategic Income Fund

Fund performance explained

Although some of the best contributors to the Fund’s performance were a number of our high-yield corporate bond holdings, we remained somewhat cautious about the sector. And even though our overall weighting in high yield bonds increased during the period, it likely was less than that of many of our competitors, which put us at a disadvantage over the short term, as the high yield market performed well. But we felt that a prudent approach was in order, given that the interest rate difference between what below-investment-grade corporate bonds pay compared with Treasury securities didn’t justify holding them given their heightened credit risk.

Among our high yield bond winners were our Mexican peso-denominated holdings in America Movil S.A. de CV, a telecommunications company, and General Electric. Both benefited from the strength of the peso, as well as fundamental business improvements at each company. Among our equity holdings (which we are allowed to own to a small degree) issued by high yield companies, we enjoyed good returns from Pan American Silver Corp. and Silver Standard Resources Inc., as silver prices remained buoyant throughout much of the period, spurring investor interest in the companies that mine the metal. In contrast, one of our biggest disappointments during the period was our holding in Newmont Mining Corp., which was hurt by gold selling off with other commodities in the summer as inflation fears eased. We also lost ground by owning Pope & Talbot, Inc., a pulp and lumber company that suffered from investor pessimism about the company’s future in response to a slowdown in the U.S. housing market. Similarly, our holdings in Abitibi suffered, as the newsprint business slowed in response to increasingly unfavorable conditions for North American newspapers.

COUNTRY DISTRIBUTION[2]
United States	42%
Canada	26%
Norway	5%
Spain	5%
Germany	5%
Australia	4%
Ireland	3%
Mexico	2%
New Zealand	2%
Colombia	2%
United Kingdom	2%
Austria	1%
Brazil	1%
All others	1%

Emerging-market sovereign bonds from Venezuela and Brazil also posted good gains for the period amid strong investor demand for bonds with any yield advantage over U.S. government bonds. We recently eliminated our stake in Venezuela, due to our concerns about its economy in light of falling energy prices and about its political leadership. Elsewhere, we benefited from our holdings in un-hedged European government bonds, which were buoyed in large part by the weakness of that currency relative to the U.S. dollar only at the end of the period.

Strategic Income Fund

Our duration stance — meaning how we managed the Fund’s interest rate sensitivity — worked against us on balance during the period. Our decision to maintain a relatively short duration (i.e. less interest rate sensitivity) for our U.S. government investments proved helpful in the very early stages of the period when the bond market was under pressure. What was beneficial when the market sagged, however, became detrimental when the market rallied, as it did during much of the remainder of the period.

“….even though our overall
weighting in high yield bonds
increased during the period, it
likely was less than that of many
of our competitors, which put us
at a disadvantage…”

QUALITY
DISTRIBUTION[2]
AAA	64%
AA	4%
BBB	4%
BB	6%
B	9%
CCC	5%

Outlook

Our outlook calls for a continuation of the recent resumption of the multi-year decline in the U.S. dollar, so we will continue to keep our bet against the dollar in place by holding a fair amount of non-U.S.-dollar securities. We maintain that the large U.S. budget and current-account deficits will remain so, which likely will put renewed pressure on the U.S. dollar. That said, we’re mindful that technical factors, rather than fundamental macroeconomic trends, may continue to drive the global currency markets over the short term. As a result, we plan to use periods of currency market volatility to add value to the portfolio through the tactical hedging of various currencies. We also continue to maintain a selective approach to high yield bonds given that credit spreads are near historic lows, although we will look to add to our holdings there when we believe the risk/reward equation justifies us doing so. As economic conditions unfold, we will continue to monitor our U.S. Treasury duration and allocation and may make changes accordingly.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales changes. Actual load-adjusted performance is lower.

2 As a percentage of net assets on November 30, 2006.

Strategic Income Fund

A look at performance

For the periods ending November 30, 2006

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	11-30-06

A	8-18-86	1.47%	6.87%	6.21%	—	–1.04%	1.47%	39.42%	82.62%	—	4.16%

B	10-4-93	0.64	6.82	6.11	—	–1.72	0.64	39.05	80.93	—	3.65

C	5-1-98	4.56	7.11	—	5.12%	2.25	4.56	40.99	—	53.47%	3.66

I1	9-4-01	6.70	8.24	—	8.17	3.81	6.70	48.57	—	50.90	4.74

R1	8-5-03	6.01	—	—	6.72	3.49	6.01	—	—	24.11	4.12

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

Strategic Income Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in four separate indexes.

			With
	Period	Without	maximum
Class	beginning	sales charge	sales charge	Index 1	Index 2	Index 3	Index 4

B1	11-30-96	$18,093	$18,093	$18,248	$17,840	$18,916	$16,842

C1	5-1-98	15,341	15,341	16,442	16,103	16,006	16,499

I [2]	9-4-01	15,076	15,076	13,117	12,854	15,605	15,062

R2	8-5-03	12,411	12,411	11,626	11,402	13,970	12,229

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R shares, respectively, as of November 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Aggregate Bond Index — Index 1 — is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Merrill Lynch AAA U.S. Treasury/Agency Master Index — Index 2 — is an unmanaged index of fixed-rate U.S. Treasury and agency securities.

Merrill Lynch High Yield Master II Index — Index 3 — is an index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

Citigroup World Government Bond Index — Index 4 — is an unmanaged index of bonds issued by governments in the U.S., Europe and Asia.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

Strategic Income Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2006, with the same investment held until November 30, 2006.

	Account value	Ending value	Expenses paid during period
	on 6-1-06	on 11-30-06	ended 11-30-06[1]

Class A	$1,000.00	$1,036.10	$4.48

Class B	1,000.00	1,032.80	7.83

Class C	1,000.00	1,032.50	8.03

Class I	1,000.00	1,038.10	2.55

Class R	1,000.00	1,034.90	5.70

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Strategic Income Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2006, with the same investment held until November 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 6-1-06	on 11-30-06	ended 11-30-06[1]

Class A	$1,000.00	$1,020.50	$4.45

Class B	1,000.00	1,017.20	7.77

Class C	1,000.00	1,017.00	7.97

Class I	1,000.00	1,022.40	2.53

Class R	1,000.00	1,019.30	5.65

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.88%, 1.53%, 1.58%, 0.49% and 1.11% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Strategic Income Fund

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 11-30-06 (unaudited)

This schedule is divided into nine main categories: bonds, capital preferred securities, common stocks, preferred stocks, options, tranche loans, U.S. government and agencies securities, warrants and short-term investments. Bonds, capital preferred securities, common stocks, preferred stocks, tranche loans, U.S. government and agencies securities and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 83.51%					$1,158,534,152

(Cost $1,147,597,820)

Agricultural Products 0.64%					8,837,817

Cosan SA Industria e Comercio,
Perpetual Bond (Brazil) (S)	8.250%	02-15-49	BB	$3,750	3,581,250

Saskatchewan Wheat Pool, Inc.,
Sr Note (Canada) (D)	8.000	04-08-13	B	5,800	5,256,567

Broadcasting & Cable TV 2.88%					40,005,780

Allbritton Communications Co.,
Sr Sub Note	7.750	12-15-12	B–	7,953	8,052,413

Rogers Cable, Inc.,
Sr Sec Note (Canada) (D)	7.250	12-15-11	BB+	6,750	6,423,730

Shaw Communications, Inc.,
Sr Note (Canada) (D)	6.100	11-16-12	BB+	9,000	8,074,387

Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note (L)	8.000	03-15-12	B	7,925	8,162,750

XM Satellite Radio, Inc.,
Sr Note (P)	9.871	05-01-13	CCC	4,500	4,342,500
Sr Note (L)	9.750	05-01-14	CCC	5,000	4,950,000

Casinos & Gaming 4.40%					60,965,372

Chukchansi Economic Development
Authority,
Sr Note (S)	8.000	11-15-13	BB–	2,330	2,405,725

Isle of Capri Casinos, Inc.,
Gtd Sr Sub Note	9.000	03-15-12	B	4,500	4,708,125
Gtd Sr Sub Note (L)	7.000	03-01-14	B	650	636,188

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B–	8,750	8,750,000

Little Traverse Bay Bands of
Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	5,000	5,025,000

Mandalay Resort Group,
Sr Sub Note (L)	9.375	02-15-10	B+	3,850	4,090,625

Mohegan Tribal Gaming Authority,
Gtd Sr Sub Note	8.000	04-01-12	B	4,450	4,628,000
Sr Sub Note (L)	7.125	08-15-14	B	800	806,000
Sr Sub Note (L)	6.375	07-15-09	B	3,750	3,735,937

See notes to financial statements

Strategic Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Casinos & Gaming (continued)

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750%	04-01-10	B+	$5,125	$5,394,062

Penn National Gaming, Inc.,
Sr Sub Note	6.750	03-01-15	B+	2,800	2,751,000

Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	2,500	2,712,500

Seneca Gaming Corp.,
Sr Note	7.250	05-01-12	BB	500	500,000

Turning Stone Resort Enterprise,
Sr Note (S)	9.125	09-15-14	B+	8,700	8,895,750

Waterford Gaming LLC
Sr Note (S)	8.625	09-15-12	BB–	5,591	5,926,460

Commodity Chemicals 0.25%					3,500,000

Braskem SA,
Note (Brazil) (S)	11.750	01-22-14	BB	2,800	3,500,000

Construction & Farm Machinery & Heavy Trucks 0.19%					2,613,000

Manitowoc Co., Inc. (The),
Sr Note	7.125	11-01-13	BB–	2,600	2,613,000

Consumer Finance 0.93%					12,879,923

Toyota Motor Credit Corp.,
Sr Bond (Japan) (D)	0.750	06-09-08	AAA	1,490,000	12,879,923

Diversified Banks 1.15%					15,944,980

Corporacion Andina de Fomento,
Note (Venezuela)	5.200	05-21-13	A	2,600	2,577,468

European Investment Bank,
Sr Note (New Zealand) (D)	6.750	11-17-08	AAA	9,920	6,710,507

International Bank for
Reconstruction & Development,
Note (New Zealand) (D)	5.240	08-28-07	AAA	4,960	3,332,022

Landwirtschaftliche Rentenbank,
Note (New Zealand) (D)	6.500	09-17-09	AAA	4,960	3,324,983

Electric Utilities 0.37%					5,138,793

Empresa Nacional de
Electricidad SA,
Bond (Chile)	7.875	02-01-27	BBB–	4,500	5,138,793

Foreign Government 49.20%					682,565,258

Australia, Government of,
Bond (Australia) (D)	7.500	09-15-09	AAA	71,245	58,440,917

Austria, Republic of,
Note (New Zealand) (D)	6.000	09-26-08	AAA	4,960	3,317,196

Bonos Y Oblig Del Estado,
Bond (Spain) (C)	6.150	01-31-13	AAA	28,500	42,870,663
Bond (Spain) (C)	5.400	07-30-11	AAA	18,900	26,889,016
Bond (Spain) (C)	5.350	10-31-11	AAA	30	42,738

Bundesrepublik Deutschland,
Bond (Germany) (C)	3.500	01-04-16	AAA	22,400	29,334,818

See notes to financial statements

Strategic Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Foreign Government (continued)

Canada Housing Trust,
Bond (Canada) (D)	4.100%	12-15-08	AAA	$2,000	$1,756,077

Canada, Government of,
Bond (Canada) (D)	4.250	12-01-08	AAA	87,500	77,171,629
Bond (Canada) (D)	4.250	09-01-09	AAA	32,600	28,843,578
Bond (Canada) (D)	4.000	06-01-16	AAA	68,100	60,067,539
Bond (Canada) (D)	4.000	09-01-10	AAA	95,900	84,504,527

Colombia, Republic of,
Note (Colombia)	10.750	01-15-13	BB	18,400	22,705,600

Germany, Federal Republic of,
Bond (Germany) (C)	5.000	01-04-12	AAA	16,800	23,646,142

Ireland, Government of,
Bond (Ireland) (C)	5.000	04-18-13	AAA	2,000	2,853,219
Deb (Ireland) (C)	4.600	04-18-16	AAA	28,705	40,752,970

Mexican States, United,
Bond (Mexico)	11.375	09-15-16	BBB	3,800	5,485,300
Note (Mexico)	8.375	01-14-11	BBB	7,200	8,031,600

New Zealand, Government of,
Bond (New Zealand) (D)	6.000	07-15-08	AAA	6,695	4,553,714

Norway, Government of,
Bond (Norway) (D)	6.750	01-15-07	AAA	81,800	13,329,192
Bond (Norway) (D)	6.000	05-16-11	AAA	200,000	34,894,714
Bond (Norway) (D)	5.000	05-15-15	AAA	158,000	27,136,586

Ontario, Province of,
Bond (New Zealand) (D)	5.750	03-03-08	AA	10,600	7,107,349
Deb (Canada) (D)	4.500	03-08-15	AA	21,400	19,242,573
Deb (Canada) (D)	4.400	11-19-08	AA	29,000	25,591,611
Note (New Zealand) (D)	6.250	06-16-15	AA	10,600	7,029,971

Panama, Republic of,
Bond (Panama)	7.250	03-15-15	BB	4,400	4,741,000

United Kingdom, Government of,
Treasury Bond (United
Kingdom) (D)	5.000	03-07-08	AAA	11,300	22,225,019

Gas Utilities 0.24%					3,377,868

Southern Union Co.,
Jr Sub Note Ser A	7.200	11-01-66	BB	3,355	3,377,868

Health Care Supplies 0.33%					4,568,265

Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06-01-14	CCC+	4,446	4,568,265

Hotels, Resorts & Cruise Lines 0.34%					4,725,000

French Lick Resorts &
Casino Corp.
Note (L)(S)	10.750	04-15-14	B–	5,000	4,725,000

Integrated Oil & Gas 1.79%					24,899,845

Pemex Project Funding
Master Trust,
Gtd Note	9.125	10-13-10	BBB	3,800	4,276,900
Gtd Note	8.500	02-15-08	BBB	16,002	16,562,070
Gtd Note (L)	7.375	12-15-14	BBB	3,675	4,060,875

See notes to financial statements

Strategic Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Integrated Telecommunication Services 0.43%					$5,981,625

Cincinnati Bell, Inc.,
Sr Sub Note (L)	8.375%	01-15-14	B–	$5,850	5,981,625

Investment Banking & Brokerage 0.31%					4,284,073

Rabobank Nederland,
Note (Japan) (D)	0.200	06-20-08	AAA	500,000	4,284,073

Leisure Facilities 0.51%					7,017,500

AMC Entertainment, Inc.,
Sr Sub Note	9.500	02-01-11	CCC+	7,000	7,017,500

Managed Health Care 0.23%					3,195,000

HealthSouth Corp.,
Sr Note (S)	10.750	06-15-16	CCC+	3,000	3,195,000

Metal & Glass Containers 0.96%					13,253,150

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B–	5,480	5,740,300

Owens-Brockway Glass
Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	3,200	3,296,000
Gtd Sr Sec Note	8.875	02-15-09	BB–	4,114	4,216,850

Oil & Gas Exploration & Production 0.18%					2,500,000

Allis-Chalmers Energy, Inc.
Gtd Sr Note (S)	9.000	01-15-14	B–	2,500	2,500,000

Oil & Gas Storage & Transportation 0.52%					7,206,350

Markwest Energy Partners LP,
Sr Note (S)	8.500	07-15-16	B	7,135	7,206,350

Other Diversified Financial Services 2.21%					30,593,246

General Electric Capital Corp.,
Bond Ser A Tranche 1
(New Zealand) (D)	6.625	02-04-10	AAA	25,300	16,977,641
Sr Note (Mexico) (D)	9.500	12-11-14	AAA	72,500	6,934,361
Sr Note (Mexico) (D)	8.750	10-05-15	AAA	72,500	6,681,244

Paper Packaging 1.36%					18,834,525

Graphic Packaging
International, Inc.,
Sr Sub Note (L)	9.500	08-15-13	B–	5,550	5,716,500

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B–	2,970	3,140,775

Stone Container Corp.,
Sr Note	9.750	02-01-11	CCC+	4,984	5,139,750
Sr Note	8.375	07-01-12	CCC+	5,000	4,837,500

Paper Products 0.63%					8,721,750

Graphic Packaging International,
Sr Note	8.500	08-15-11	B–	2,100	2,163,000

Pope & Talbot, Inc.,
Deb	8.375	06-01-13	CCC	3,000	2,385,000
Sr Note	8.375	06-01-13	CCC	5,250	4,173,750

See notes to financial statements

Strategic Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Pharmaceuticals 0.58%					$7,994,886

Pfizer, Inc.,
Bond (Japan) (D)	0.800%	03-18-08	AAA	$925,000	7,994,886

Real Estate Management & Development 0.04%					601,500

Omega Healthcare Investors, Inc.,
Sr Note	7.000	04-01-14	BB	600	601,500

Restaurants 0.15%					2,115,187

Landry’s Restaurants, Inc.,
Gtd Sr Note Ser B	7.500	12-15-14	B	2,175	2,115,187

Specialized Finance 2.75%					38,187,548

CCM Merger, Inc.,
Note (S)	8.000	08-01-13	CCC+	7,865	7,589,725

Drummond Co., Inc.,
Sr Note (L)(S)	7.375	02-15-16	BB–	4,120	3,955,200

Kreditanstalt fuer Wiederaufbau,
Gtd Note (Japan) (D)	1.850	09-20-10	AAA	1,500,000	13,340,954

Oesterreichische Kontrollbank AG,
Gtd Bond (Japan) (D)	1.800	03-22-10	AAA	1,500,000	13,301,669

Thrifts & Mortgage Finance 7.12%					98,844,495

Bank of America Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2006-1
Ser 4CB1	6.500	02-25-36	Aaa	19,262	19,595,283

Countrywide Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2006-11CB
Class 3A1	6.500	05-25-36	Aaa	17,722	17,932,927

Countrywide Home Loans,
Mtg Pass Thru Ctf Ser 2005-27
Class 2A1	5.500	12-25-35	Aaa	40,437	39,982,301

DB Master Finance LLC,
Sub Bond Ser 2006-1 Class M1 (S)	8.285	06-20-31	BB	500	513,487

IndyMac INDX Mortgage Loan Trust,
Mtg Sr Pass Thru Ctf
Ser 2006-AR19 Class 4A1	6.398	08-25-36	AAA	16,073	16,382,619

SBA CMBS Trust,
Sub Bond Ser 2006-1A Class H (S)	7.389	11-15-36	Ba3	2,370	2,398,792
Sub Bond Ser 2006-1A Class J (S)	7.825	11-15-36	B1	2,015	2,039,086

Tobacco 0.51%					7,070,200

Alliance One International, Inc.,
Gtd Sr Note	11.000	05-15-12	B–	6,670	7,070,200

See notes to financial statements

Strategic Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Wireless Telecommunication Services	2.31%				$32,111,216

America Movil SA de CV,
Bond (Mexico) (D)	9.000%	01-15-16	BBB+	$65,700	6,156,047

American Cellular Corp.,
Sr Note Ser B	10.000	08-01-11	CCC	3,000	3,165,000

Centennial Communications Corp.,
Sr Note (L)	10.000	01-01-13	CCC	5,500	5,747,500

Crown Castle Towers LLC,
Sub Bond Series 2006-1A Class G	6.795	11-15-36	BA2	3,000	3,023,271

Dobson Communications Corp.,
Sr Note (L)	8.875	10-01-13	CCC	6,253	6,299,898

Grupo Iusacell SA de CV,
Sr Note (Mexico) (G)(H)	14.250	12-01-06	C	4,000	1,960,000

Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	BBB+	2,600	2,684,500

Rural Cellular Corp.,
Sr Sub Note (L)	9.750	01-15-10	CCC	3,000	3,075,000

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Capital preferred securities 0.18%					$2,557,620

(Cost $2,340,000)

Regional Banks 0.18%					2,557,620

CSBI Capital Trust I, 11.75%,
Ser A, 06-06-27 (B)(G)			BBB	$2,340	2,557,620

Issuer				Shares	Value

Common stocks 2.88%					$40,002,108

(Cost $31,579,947)

Commodity Chemicals 0.38%					5,320,136

Great Lakes Carbon Income Fund (Canada)				592,741	5,320,136

Gold 0.68%					9,382,000

Newmont Mining Corp.				200,000	9,382,000

Integrated Telecommunication Services 0.10%					1,386,244

Chunghwa Telecom Co., Ltd., American Depositary Receipt (Taiwan)				29,196	554,724

Deutsche Telekom AG, American Depositary Receipt (Germany)				8,253	146,903

Manitoba Telecom Services, Inc. (Canada)				910	35,490

Versatel Telecom International NV (Netherlands) (C)(I)				590,005	649,127

Precious Metals & Minerals 1.35%					18,781,419

Pan American Silver Corp. (Canada) (I)				400,000	10,376,000

Silver Standard Resources, Inc. (Canada) (I)				270,097	8,405,419

Wireless Telecommunication Services 0.37%					5,132,309

NII Holdings, Inc. (I)				69,572	4,517,310

USA Mobility, Inc.				25,267	614,999

See notes to financial statements

Strategic Income Fund

F I N A N C I A L   S T A T E M E N T S

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 0.19%					$2,577,150

(Cost $2,671,195)
Marine 0.00%					0

Pacific & Atlantic Holdings, Inc.
(B)(G)(I)			CCC	100,913	0
Wireless Telecommunication Services 0.19%					2,577,150

Rural Cellular Corp., 11.375%,
Ser B (I)			Ca	2,070	2,577,150

		Number of	Exercise	Expiration
Issuer		Contracts	Price	Date	Value

Options 0.35%					$1,833,765
(Cost $2,111,383)
Puts 0.24%					290,640

Japanese Yen		136,000,000	$110	January 07	290,640
Calls 0.11%					1,543,125

Canadian Dollar		68,500	1.143	December 06	413,940
Canadian Dollar		103,500	1.133	December 06	1,129,185

				Par value
Issuer, description				(000)	Value

Tranche loans 0.14%					$2,000,000

(Cost $1,988,222)

Apparel, Accessories & Luxury Goods 0.14%					2,000,000

Hanesbrands, Inc.
Tranche HBI				$2,000	2,000,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 11.26%					$156,187,940

(Cost $152,142,503)

Government U.S. 6.19%					85,901,598

United States Treasury
Bond (L)	9.250%	02-15-16	AAA	$8,600	11,670,131
Bond (L)	8.125	08-15-19	AAA	5,225	6,986,807
Bond (L)	4.875	08-15-16	AAA	25,000	25,786,125
Note (L)	6.125	08-15-07	AAA	6,700	6,752,079
Note (L)	4.875	07-31-11	AAA	7,065	7,190,291
Note (L)	4.625	03-31-08	AAA	13,950	13,926,564
Note (L)	4.250	08-15-13	AAA	13,735	13,589,601

Government U.S. Agency 5.07%					70,286,342

Federal Home Loan Mortgage Corp.
CMO REMIC 3165-ND	5.500	10-15-34	AAA	18,480	18,421,062
CMO REMIC 3228-PL	5.500	10-15-34	AAA	25,320	25,460,954
Note	4.650	10-10-13	AAA	9,695	9,436,987

Federal National Mortgage Assn.,
CMO REMIC 2006-65-TE	5.500	05-25-35	AAA	9,905	9,896,924
30 Yr Pass Thru Ctf	5.500	10-01-36	AAA	7,096	7,070,415

See notes to financial statements

Strategic Income Fund

F I N A N C I A L   S T A T E M E N T S

Issuer		Shares	Value

Warrants 0.01%			$80,747

(Cost $647,943)

Broadcasting & Cable TV 0.00%			8,163

NTL, Inc. (I)		28,043	8,163

Integrated Telecommunication Services 0.01%			72,584

COLT Telecom Plc (United Kingdom) (B)(I)(S)		5,000	72,584

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 0.03%			$347,000

(Cost $347,000)

Joint Repurchase Agreement 0.03%			347,000

Investment in a joint repurchase agreement transaction with
UBS AG — Dated 11-30-06 due 12-1-06 (secured by U.S. Treasury
Inflation Indexed Bonds 2.000% due 1-15-26 and 3.625% due
4-15-28 and U.S. Treasury Inflation Indexed Notes 0.875%
due 4-15-10, 1.875% due 7-15-15, 2.000% due 7-15-14,
3.375% due 1-15-07, 3.375% due 1-15-12 and 4.250%
due 1-15-10).
Maturity value: $347,051	5.280%	$347	347,000

Total investments (Cost $1,341,426,013) 98.55%			$1,364,120,482

Other assets and liabilities, net 1.45%			$23,207,820

Total net assets 100.00%			$1,387,328,302

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $2,360,204 or 0.19% of the Fund’s net assets as of November 30, 2006.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of November 30, 2006.

(P) Represents rate in effect on November 30, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $66,241,909 or 4.77% of the Fund’s net assets as of November 30, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Strategic Income Fund

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-06 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (cost $1,341,426,013) including $125,538,129 of
securities loaned	$1,364,120,482
Cash	4,985
Receivable for investments sold	10,375,638
Receivable for shares sold	1,415,790
Receivable for forward foreign currency exchange contracts	13,199,939
Dividends and interest receivable	24,925,096
Other assets	88,732

Total assets	1,414,130,662

Liabilities

Payable for investments purchased	1,000,000
Payable for shares repurchased	3,094,820
Dividends payable	163,137
Payable for forward foreign currency exchange contracts	21,095,119
Payable for options written, at value (premiums received $559,988)	147,921
Payable to affiliates
Management fees	411,038
Distribution and service fees	152,139
Other	352,282
Other payables and accrued expenses	385,904

Total liabilities	26,802,360

Net assets

Capital paid-in	1,463,986,782
Accumulated net realized loss on investments, options written and foreign
currency transactions	(126,591,009)
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	28,199,871
Accumulated net investment income	21,732,658

Net assets	$1,387,328,302

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($820,931,793 ÷ 119,399,722 shares)	$6.88
Class B ($295,427,795 ÷ 42,964,858 shares)	$6.88
Class C ($252,927,476 ÷ 36,788,308 shares)	$6.88
Class I ($13,774,775 ÷ 2,003,746 shares)	$6.88[1]
Class R ($4,266,463 ÷ 620,612 shares)	$6.88[1]

Maximum offering price per share

Class A2 ($6.88 ÷ 95.5%)	$7.20

1 Net assets and shares outstanding have been rounded for presentation purpose. The net asset value is as reported on November 30, 2006.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Strategic Income Fund

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 11-30-06 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$41,299,753
Dividends (net of foreign withholding taxes of $45,127)	387,986
Securities lending	296,895

Total investment income	41,984,634

Expenses

Investment management fees (Note 2)	2,547,761
Distribution and service fees (Note 2)	4,051,100
Class A, B and C transfer agent fees (Note 2)	943,358
Class I transfer agent fees (Note 2)	3,242
Class R transfer agent fees (Note 2)	3,282
Compliance fees	18,433
Custodian fees	227,279
Accounting and legal services fees	100,422
Printing	70,350
Blue sky fees	40,853
Trustees’ fees	40,242
Professional fees	30,988
Interest	11,420
Securities lending	11,325
Miscellaneous	39,985

Total expenses	8,140,040

Net investment income	33,844,594

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	67,361,607
Options	1,561,889
Foreign currency transactions	(24,276,949)

Change in net unrealized appreciation (depreciation) of
Investments	(51,003,997)
Options written	6,625,031
Translation of assets and liabilities in foreign currencies	12,747,655

Net realized and unrealized gain	13,015,236

Increase in net assets from operations	$46,859,830

1 Semiannual period from 6-1-06 through 11-30-06.

See notes to financial statements

Strategic Income Fund

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	5-31-06	11-30-06[1]
Increase (decrease) in net assets

From operations
Net investment income	$59,393,900	$33,844,594
Net realized gain	84,052,122	44,646,547
Change in net unrealized appreciation (depreciation)	(82,788,774)	(31,631,311)

Increase in net assets resulting from operations	60,657,248	46,859,830

Distributions to shareholders
From net investment income
Class A	(39,198,074)	(20,675,701)
Class B	(17,432,639)	(7,060,892)
Class C	(11,785,249)	(5,665,784)
Class I	(448,114)	(351,966)
Class R	(105,556)	(92,980)
From net realized gain
Class A	(15,990,917)	—
Class B	(8,175,927)	—
Class C	(5,608,112)	—
Class I	(183,736)	—
Class R	(41,427)	—
	(98,969,751)	(33,847,323)
From Fund share transactions	(18,627,004)	(80,027,531)

Net assets

Beginning of period	1,511,282,833	1,454,343,326

End of period [2]	$1,454,343,326	$1,387,328,302

1 Semiannual period from 6-1-06 through 11-30-06. Unaudited.

2 Includes accumulated net investment income of $21,735,387, and $21,732,658, respectively.

See notes to financial statements

Strategic Income Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-02[1]	5-31-03	5-31-04	5-31-05	5-31-06	11-30-06[2]

Per share operating performance

Net asset value, beginning of period	$6.61	$6.49	$7.08	$6.69	$6.99	$6.81
Net investment income[3]	0.46	0.38	0.35	0.31	0.30	0.17
Net realized and unrealized
gain (loss) on investments	(0.07)	0.65	(0.19)	0.39	—	0.07
Total from investment operations	0.39	1.03	0.16	0.70	0.30	0.24
Less distributions
From net investment income	(0.46)	(0.44)	(0.40)	(0.36)	(0.34)	(0.17)
From net realized gain	—	—	(0.15)	(0.04)	(0.14)	—
From capital paid-in	(0.05)	—	—	—	—	—
	(0.51)	(0.44)	(0.55)	(0.40)	(0.48)	(0.17)
Net asset value, end of period	$6.49	$7.08	$6.69	$6.99	$6.81	$6.88
Total return[4] (%)	6.22	16.50	2.23	10.58	4.38	3.61 [6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$508	$595	$657	$764	$818	$821
Ratio of net expenses to average
net assets (%)	0.93	0.95	0.90	0.90	0.88	0.88[8]
Ratio of net investment income
to average net assets (%)	7.06	5.82	5.10	4.48	4.26	5.06[8]
Portfolio turnover (%)	69	71	42	29	52	59[6]

See notes to financial statements

Strategic Income Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-02[1]	5-31-03	5-31-04	5-31-05	5-31-06	11-30-06[2]

Per share operating performance

Net asset value, beginning of period	$6.61	$6.49	$7.08	$6.69	$6.99	$6.81
Net investment income[3]	0.42	0.34	0.31	0.26	0.25	0.15
Net realized and unrealized
gain (loss) on investments	(0.08)	0.64	(0.20)	0.39	0.01	0.07
Total from investment operations	0.34	0.98	0.11	0.65	0.26	0.22
Less distributions
From net investment income	(0.42)	(0.39)	(0.35)	(0.31)	(0.30)	(0.15)
From net realized gain	—	—	(0.15)	(0.04)	(0.14)	—
From capital paid-in	(0.04)	—	—	—	—	—
	(0.46)	(0.39)	(0.50)	(0.35)	(0.44)	(0.15)
Net asset value, end of period	$6.49	$7.08	$6.69	$6.99	$6.81	$6.88
Total return[4] (%)	5.49	15.69	1.52	9.81	3.67	3.28 [6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$556	$613	$529	$460	$350	$295
Ratio of net expenses to average
net assets (%)	1.63	1.65	1.60	1.60	1.57	1.53[8]
Ratio of net investment income
to average net assets (%)	6.36	5.13	4.41	3.79	3.57	4.42[8]
Portfolio turnover (%)	69	71	42	29	52	59[6]

See notes to financial statements

Strategic Income Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-02[1]	5-31-03	5-31-04	5-31-05	5-31-06	11-30-06[2]

Per share operating performance

Net asset value, beginning of period	$6.61	$6.49	$7.08	$6.69	$6.99	$6.81
Net investment income[3]	0.42	0.33	0.31	0.26	0.25	0.15
Net realized and unrealized
gain (loss) on investments	(0.08)	0.65	(0.20)	0.39	—	0.07
Total from investment operations	0.34	0.98	0.11	0.65	0.25	0.22
Less distributions
From net investment income	(0.42)	(0.39)	(0.35)	(0.31)	(0.29)	(0.15)
From net realized gain	—	—	(0.15)	(0.04)	(0.14)	—
From capital paid-in	(0.04)	—	—	—	—	—
	(0.46)	(0.39)	(0.50)	(0.35)	(0.43)	(0.15)
Net asset value, end of period	$6.49	$7.08	$6.69	$6.99	$6.81	$6.88
Total return[4] (%)	5.49	15.69	1.52	9.81	3.65	3.25[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$121	$256	$279	$282	$270	$253
Ratio of net expenses to average
net assets (%)	1.64	1.65	1.60	1.60	1.58	1.58[8]
Ratio of net investment income
to average net assets (%)	6.35	4.99	4.39	3.79	3.56	4.36[8]
Portfolio turnover (%)	69	71	42	29	52	59[6]

See notes to financial statements

Strategic Income Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	5-31-02[1,5]	5-31-03	5-31-04	5-31-05	5-31-06	11-30-06[2]

Per share operating performance

Net asset value, beginning of period	$6.61	$6.49	$7.08	$6.69	$6.99	$6.81
Net investment income[3]	0.35	0.50	0.34	0.33	0.32	0.18
Net realized and unrealized
gain (loss) on investments	(0.08)	0.56	(0.17)	0.39	0.01	0.07
Total from investment operations	0.27	1.06	0.17	0.72	0.33	0.25
Less distributions
From net investment income	(0.36)	(0.47)	(0.41)	(0.38)	(0.37)	(0.18)
From net realized gain	—	—	(0.15)	(0.04)	(0.14)	—
From capital paid-in	(0.03)	—	—	—	—	—
	(0.39)	(0.47)	(0.56)	(0.42)	(0.51)	(0.18)
Net asset value, end of period	$6.49	$7.08	$6.69	$6.99	$6.81	$6.88
Total return[4] (%)	4.34[6]	16.97	2.41	11.00	4.78	3.81[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[7]	—[7]	$1	$4	$13	$14
Ratio of net expenses to average
net assets (%)	0.60[8]	0.55	0.48	0.53	0.49	0.49[8]
Ratio of net investment income
to average net assets (%)	7.39[8]	6.29	5.14	4.85	4.64	5.43[8]
Portfolio turnover (%)	69	71	42	29	52	59[6]

See notes to financial statements

Strategic Income Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R SHARES

Period ended	5-31-04[5]	5-31-05	5-31-06	11-30-06[2]

Per share operating performance

Net asset value, beginning of period	$6.83	$6.69	$6.99	$6.81
Net investment income[3]	0.26	0.29	0.28	0.16
Net realized and unrealized
gain on investments	0.05	0.39	—	0.07
Total from investment operations	0.31	0.68	0.28	0.23
Less distributions
From net investment income	(0.30)	(0.34)	(0.32)	(0.16)
From net realized gain	(0.15)	(0.04)	(0.14)	—
	(0.45)	(0.38)	(0.46)	(0.16)
Net asset value, end of period	$6.69	$6.99	$6.81	$6.88
Total return[4] (%)	4.42[6]	10.36	4.07	3.49[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[7]	$1	$4	$4
Ratio of net expenses to average
net assets (%)	1.38[8]	1.08	1.19	1.11[8]
Ratio of net investment income
to average net assets (%)	4.66[8]	4.29	4.00	4.81[8]
Portfolio turnover (%)	42	29	52	59[6]

1 As required, effective June 1, 2001 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.03, decrease net realized and unrealized losses per share by $0.03 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 7.59%, 6.89%, 6.88% and 7.92% for Class A, Class B, Class C and Class I shares, respectively. Per share ratios and supplemental data for the periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

2 Semiannual period from 6-1-06 through 11-30-06. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Class I and Class R shares began operations on 9-4-01 and 8-5-03, respectively.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Strategic Income Fund

Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock Strategic Income Fund (the “Fund”) is a diversified series of John Hancock Strategic Series (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to achieve a high level of current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund
are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Strategic Income Fund

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2006.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or “notional”) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the

Strategic Income Fund

change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract’s terms (“credit risk”) or if the Fund is unable to offset a contract with a counterparty on a timely basis (“liquidity risk”). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

Written options for the period ended November 30, 2006, were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	205,850,000	$1,821,646
Options written	68,500,000	559,988
Option closed	(49,150,000)	(529,850)
Options expired	(156,700,000)	(1,291,796)
Outstanding, end of period	68,500,000	$559,988

Summary of written options outstanding on November 30, 2006:

	NUMBER OF	EXERCISE	EXPIRATION
NAME OF ISSUER	CONTRACTS	PRICE	DATE	VALUE

Call
Canadian dollar	68,500,000	1.13	December 29, 2006	$147,921
Total	68,500,000			$147,921

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially.  At November 30, 2006, the Fund loaned securities having a market value of $125,538,129 collateralized by securities in the amount of $129,415,061. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund’s instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as “initial margin,” equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as “variation margin,” are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this “mark to market” are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures

Strategic Income Fund

positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund’s gains and/or losses can be affected as a result of financial futures contracts.

The Fund had no open financial futures contracts on November 30, 2006.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had the following open forward foreign currency exchange contracts on November 30, 2006:

	PRINCIPAL AMOUNT	EXPIRATION	APPRECIATION
CURRENCY	COVERED BY CONTRACT	MONTH	(DEPRECIATION)

Buys
Australian Dollar	6,900,000	January 2007	$286,606
Canadian Dollar	149,114,256	January 2007	(1,829,119)
Euro	151,300,000	January 2007	8,465,256
Norwegian Krone	110,726,000	January 2007	1,029,100
Pound Sterling	9,350,000	January 2007	632,712
			$8,584,555

Sells
Australian Dollar	80,425,000	January 2007	($2,923,030)
Canadian Dollar	232,325,820	January 2007	2,762,304
Euro	186,581,160	January 2007	(10,744,112)
New Zealand Dollar	77,250,000	January 2007	(1,688,812)
Norwegian Krone	168,476,699	January 2007	(2,090,590)
Pound Sterling	21,000,000	January 2007	(1,795,495)
			($16,479,735)

Strategic Income Fund

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $155,665,451 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2008 — $5,956,445, May 31, 2009 — $19,893,294, May 31, 2010 — $54,670,046, May 31, 2011 — $29,326,320, May 31, 2012 — $24,542,934 and May 31, 2013 — $21,276,412.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals or writing off interest, or dividends receivable when the collection of income has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2006, the tax character of distributions paid was as follows: ordinary income $98,969,751. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Strategic Income Fund

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $150,000,000, (c) 0.40% of the next $250,000,000, (d) 0.35% of the next $150,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $650,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of the average daily net asset value of Class A, Class B, Class C and Class R, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Expenses under the agreements described above for the period ended November 30, 2006 were as follows:

Distribution and
Share class	service fees

Class A	$1,226,774
Class B	1,515,197
Class C	1,299,475
Class R	9,654
Total	$4,051,100

Class A shares are assessed up-front sales charges. During the period ended November 30, 2006, JH Funds received net up-front sales charges of $468,792 with regard to sales of Class A shares. Of this amount, $54,763 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $364,581 was paid as sales commissions to unrelated broker-dealers and $49,448 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICO”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2006, CDSCs received

Strategic Income Fund

by JH Funds amounted to $343,861 for Class B shares and $11,075 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund paid a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% (0.015% until April 30, 2005) of Class R shares average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee for Class A, Class B and Class C shares if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by 0.05% . There were no transfer agent fee reductions during the period ended November 30, 2006. Signature Services terminated this reimbursement agreement June 30, 2006.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $100,422. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 1,513 Class I shares and 14,641 Class R shares of beneficial interest of the Fund on November 30, 2006.

Mr. James R. Boyle is chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaffiliated trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Strategic Income Fund

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 5-31-06		Period ended 11-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares

Sold	30,860,594	$213,853,942	13,401,028	$90,758,534
Distributions reinvested	6,046,140	41,697,637	2,232,927	15,158,771
Repurchased	(26,138,563)	(180,870,292)	(16,387,071)	(111,112,360)
Net increase (decrease)	10,768,171	$74,681,287	(753,116)	($5,195,055)

Class B shares

Sold	3,907,713	$27,160,521	1,183,140	$8,015,959
Distributions reinvested	2,513,645	17,340,307	664,620	4,510,556
Repurchased	(20,905,515)	(144,600,122)	(10,299,218)	(69,729,556)
Net decrease	(14,484,157)	($100,099,294)	(8,451,458)	($57,203,041)

Class C shares

Sold	6,490,295	$45,057,218	2,028,721	$13,744,207
Distributions reinvested	1,798,827	12,403,263	574,064	3,893,685
Repurchased	(9,125,985)	(63,143,065)	(5,398,226)	(36,587,236)
Net decrease	(836,863)	($5,682,584)	(2,795,441)	($18,949,344)

Class I shares

Sold	1,460,822	$10,125,442	478,237	$3,239,245
Distributions reinvested	79,483	546,946	37,059	251,630
Repurchased	(202,031)	(1,390,553)	(403,259)	(2,718,038)
Net increase	1,338,274	$9,281,835	112,037	$772,837

Class R shares

Sold	588,195	$4,078,675	144,100	$976,782
Distributions reinvested	19,788	135,990	13,282	90,186
Repurchased	(148,265)	(1,022,913)	(76,953)	(519,896)
Net increase	459,718	$3,191,752	80,429	$547,072

Net decrease	(2,754,857)	($18,627,004)	(11,807,549)	($80,027,531)

1 Semiannual period from 6-1-06 through 11-30-06. Unaudited.

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2006, aggregated $750,124,210 and $778,097,662, respectively. Purchases and proceeds from maturities of obligations of U.S. government aggregated $63,516,896 and $94,947,716, respectively, during the period ended November 30, 2006.

The cost of investments owned on November 30, 2006, including short-term investments, for federal income tax purposes, was $1,341,426,013. Gross unrealized appreciation and depreciation of investments aggregated $39,106,702 and $16,412,233, respectively, resulting in net unrealized appreciation of $22,694,469. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to amortization of premiums and accretion of discounts on debt securities.

Strategic Income Fund

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Strategic
Income Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Strategic Series (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with MFC Global Investment Management (U.S.), LLC (the “Subadviser”) for the John Hancock Strategic Income Fund (the “Fund”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 10-year period was higher than the performance of the Peer Group and Category medians, and its benchmark index — the Lehman Brothers U.S. Universal Bond Index. The Board also noted that the performance of the Fund for the three- and five-year periods was higher than the benchmark index and lower than the median of its Category and Peer Group. The Board noted that, although generally competitive, the Fund’s performance during the more recent one-year period was lower than the Peer Group and Category medians, and its benchmark index.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was appreciably lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Expense Ratio”). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Category and Peer Group medians. The Board noted that the Fund’s Expense Ratio was lower than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Chief Compliance Officer	The Bank of New York
James R. Boyle†		One Wall Street
James F. Carlin	Gordon M. Shone	New York, NY 10286
Richard P. Chapman, Jr.*	Treasurer
William H. Cunningham		Transfer agent
Charles L. Ladner*	John G. Vrysen	John Hancock Signature
Dr. John A. Moore*	Chief Financial Officer	Services, Inc.
Patti McGill Peterson*		1 John Hancock Way,
Steven R. Pruchansky	Investment adviser	Suite 1000
*Members of the Audit Committee	John Hancock Advisers, LLC	Boston, MA 02217-1000
†Non-Independent Trustee	601 Congress Street
	Boston, MA 02210-2805	Legal counsel
Officers		Kirkpatrick & Lockhart
Keith F. Hartstein	Subadviser	Preston Gates Ellis LLP
President and	MFC Global Investment	1 Lincoln Street
Chief Executive Officer	Management (U.S.), LLC	Boston, MA 02110-2950
101 Huntington Avenue
Thomas M. Kinzler	Boston, MA 02199
Secretary and
Chief Legal Officer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Strategic Income Fund.

910SA 11/06
1/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, November 30, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective May 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 26, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: January 26, 2007